Fair Value (Assets and Liabilities Measured at Fair Value by Level on Recurring Basis) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2015		Mar. 31, 2015
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	¥ 16,491,000		¥ 16,723,000
Investment securities, Available-for-sale securities		42,274,655		47,490,404
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	16,149,000		16,924,000
Obligation to return securities received as collateral		3,041,938		2,651,151
Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	11,291,000		11,439,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	11,122,000		11,341,000
Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	4,808,000		4,867,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	4,722,000		5,176,000
Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	263,000		250,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	232,000		245,000
Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	67,000		94,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	67,000		96,000
Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets	[1],[2],[3]	59,000		70,000
Liabilities:
Trading account liabilities, Trading derivative liabilities	[1],[2],[3]	55,000		72,000
Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		30,493,475		35,405,632
Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		197,489		194,415
Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		1,889,076		1,682,504
Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Investment securities, Available-for-sale securities		1,125,946		1,255,624
Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		946,134		931,728
Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		203,104		207,582
Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		1,417,016		1,246,040
Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Investment securities, Available-for-sale securities		178,946	[4]	182,303	[5]
Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		5,823,469		6,384,576
Fair Value, Measurements, Recurring [Member]
Assets:
Trading account assets, Trading securities	[6]	27,524,087		30,186,119
Trading account assets, Trading derivative assets		16,480,092		16,718,784
Investment securities, Available-for-sale securities		42,274,655		47,490,404
Investment securities, Other investment securities		24,373		22,537
Others	[7],[8]	194,532		345,936
Assets at fair value, Total		86,497,739		94,763,780
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		110,952		98,463
Trading account liabilities, Trading derivative liabilities		16,196,134		16,930,922
Obligation to return securities received as collateral		3,041,938		2,651,151
Others	[9]	711,767		747,348
Liabilities at fair value, Total		20,060,791		20,427,884
Fair Value, Measurements, Recurring [Member] | Real Estate Funds [Member]
Liabilities:
Equity securities valued at net assets		¥ 1,849		¥ 1,740
Unfunded commitments related to equity securities
Fair Value, Measurements, Recurring [Member] | Hedge Funds [Member]
Liabilities:
Equity securities valued at net assets
Unfunded commitments related to equity securities
Fair Value, Measurements, Recurring [Member] | Private Equity Funds [Member]
Liabilities:
Equity securities valued at net assets		¥ 2,085		¥ 1,883
Unfunded commitments related to equity securities		111		1,790
Fair Value, Measurements, Recurring [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[6]	17,828,640		19,812,037
Trading account assets, Trading derivative assets		151,366		151,217
Investment securities, Available-for-sale securities		34,515,645		39,455,720
Others	[7],[8]	166,824		327,360
Assets at fair value, Total		52,662,475		59,746,334
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		92,345		82,743
Trading account liabilities, Trading derivative liabilities		137,637		154,767
Obligation to return securities received as collateral		2,978,330		2,476,588
Liabilities at fair value, Total		3,208,312		2,714,098
Fair Value, Measurements, Recurring [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[6]	8,750,770		9,513,664
Trading account assets, Trading derivative assets		16,222,865		16,446,522
Investment securities, Available-for-sale securities		7,372,551		7,632,847
Others	[7],[8]	22,907		14,036
Assets at fair value, Total		32,369,093		33,607,069
Liabilities:
Trading account liabilities, Trading securities sold, not yet purchased		18,607		15,720
Trading account liabilities, Trading derivative liabilities		15,982,610		16,694,360
Obligation to return securities received as collateral		63,608		174,563
Others	[9]	721,308		711,055
Liabilities at fair value, Total		16,786,133		17,595,698
Fair Value, Measurements, Recurring [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[6]	944,677		860,418
Trading account assets, Trading derivative assets		105,861		121,045
Investment securities, Available-for-sale securities		386,459		401,837
Investment securities, Other investment securities		24,373		22,537
Others	[7],[8]	4,801		4,540
Assets at fair value, Total		1,466,171		1,410,377
Liabilities:
Trading account liabilities, Trading derivative liabilities		75,887		81,795
Others	[9]	(9,541)		36,293
Liabilities at fair value, Total		66,346		118,088
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		11,280,177		11,435,263
Liabilities:
Trading account liabilities, Trading derivative liabilities		11,119,732		11,340,961
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		23,171		50,492
Liabilities:
Trading account liabilities, Trading derivative liabilities		21,843		42,790
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		11,216,743		11,342,398
Liabilities:
Trading account liabilities, Trading derivative liabilities		11,086,022		11,284,872
Fair Value, Measurements, Recurring [Member] | Interest Rate Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		40,263		42,373
Liabilities:
Trading account liabilities, Trading derivative liabilities		11,867		13,299
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		4,808,341		4,866,564
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,721,680		5,175,613
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		3,136		3,317
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,686		2,930
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		4,800,750		4,850,363
Liabilities:
Trading account liabilities, Trading derivative liabilities		4,715,229		5,168,200
Fair Value, Measurements, Recurring [Member] | Foreign Exchange Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		4,455		12,884
Liabilities:
Trading account liabilities, Trading derivative liabilities		1,765		4,483
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		263,418		250,450
Liabilities:
Trading account liabilities, Trading derivative liabilities		232,357		245,256
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading derivative assets		125,059		97,408
Liabilities:
Trading account liabilities, Trading derivative liabilities		111,108		109,047
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		92,799		101,212
Liabilities:
Trading account liabilities, Trading derivative liabilities		74,310		90,285
Fair Value, Measurements, Recurring [Member] | Equity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		45,560		51,830
Liabilities:
Trading account liabilities, Trading derivative liabilities		46,939		45,924
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member]
Assets:
Trading account assets, Trading derivative assets		69,071		96,283
Liabilities:
Trading account liabilities, Trading derivative liabilities		67,711		97,470
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		53,790		82,464
Liabilities:
Trading account liabilities, Trading derivative liabilities		52,490		82,718
Fair Value, Measurements, Recurring [Member] | Commodity Contracts [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		15,281		13,819
Liabilities:
Trading account liabilities, Trading derivative liabilities		15,221		14,752
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member]
Assets:
Trading account assets, Trading derivative assets		59,085		70,224
Liabilities:
Trading account liabilities, Trading derivative liabilities		54,654		71,622
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading derivative assets		58,783		70,085
Liabilities:
Trading account liabilities, Trading derivative liabilities		54,559		68,285
Fair Value, Measurements, Recurring [Member] | Credit Derivatives [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading derivative assets		302		139
Liabilities:
Trading account liabilities, Trading derivative liabilities		95		3,337
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member]
Assets:
Trading account assets, Trading securities		4,091,608		4,037,052
Investment securities, Available-for-sale securities		30,493,475		35,405,632
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		3,799,892		3,801,877
Investment securities, Available-for-sale securities		27,797,004		32,214,231
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese National Government and Japanese Government Agency Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		291,716		235,175
Investment securities, Available-for-sale securities		2,696,471		3,191,401
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member]
Assets:
Trading account assets, Trading securities		190,550		141,390
Investment securities, Available-for-sale securities		197,489		194,415
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Japanese Prefectural and Municipal Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		190,550		141,390
Investment securities, Available-for-sale securities		197,489		194,415
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member]
Assets:
Trading account assets, Trading securities		14,649,292		16,402,532
Investment securities, Available-for-sale securities		1,889,076		1,682,504
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities		13,203,253		14,674,376
Investment securities, Available-for-sale securities		1,153,132		1,126,729
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,384,349		1,661,959
Investment securities, Available-for-sale securities		712,013		526,126
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Foreign Governments and Official Institutions Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		61,690		66,197
Investment securities, Available-for-sale securities		23,931		29,649
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member]
Assets:
Trading account assets, Trading securities		3,959,632		4,041,779
Investment securities, Available-for-sale securities		1,125,946		1,255,624
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		3,840,108		3,944,861
Investment securities, Available-for-sale securities		1,108,131		1,236,340
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Corporate Bonds [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		119,524		96,918
Investment securities, Available-for-sale securities		17,815		19,284
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member]
Assets:
Trading account assets, Trading securities		1,503,280		1,717,865
Investment securities, Available-for-sale securities		946,134		931,728
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,468,441		1,679,135
Investment securities, Available-for-sale securities		946,115		931,635
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Residential Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		34,839		38,730
Investment securities, Available-for-sale securities		19		93
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member]
Assets:
Investment securities, Available-for-sale securities		203,104		207,582
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		199,133		203,797
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Mortgage-backed Securities [Member] | Level 3 [Member]
Assets:
Investment securities, Available-for-sale securities		3,971		3,785
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member]
Assets:
Trading account assets, Trading securities		822,540		819,782
Investment securities, Available-for-sale securities		1,417,016		1,246,040
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		169,405		233,147
Investment securities, Available-for-sale securities		1,255,239		1,079,317
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Asset-backed Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		653,135		586,635
Investment securities, Available-for-sale securities		161,777		166,723
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member]
Assets:
Trading account assets, Trading securities		46,306		51,181
Investment securities, Available-for-sale securities		178,946		182,303
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		8,817		13,369
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Other Debt Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities		37,489		37,812
Investment securities, Available-for-sale securities		178,946		182,303
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member]
Assets:
Trading account assets, Trading securities		1,040,875		1,194,922
Fair Value, Measurements, Recurring [Member] | Debt Securities [Member] | Commercial Paper [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities		1,040,875		1,194,922
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member]
Assets:
Trading account assets, Trading securities	[10]	1,220,004		1,779,616
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Private Equity Funds [Member]
Liabilities:
Equity securities valued at net assets		25,389		27,266
Unfunded commitments related to equity securities		12,490		7,206
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 1 [Member]
Assets:
Trading account assets, Trading securities	[10]	825,495		1,335,784
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 2 [Member]
Assets:
Trading account assets, Trading securities	[10]	356,509		409,706
Fair Value, Measurements, Recurring [Member] | Equity Securities [Member] | Level 3 [Member]
Assets:
Trading account assets, Trading securities	[10]	38,000		34,126
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member]
Assets:
Investment securities, Available-for-sale securities		5,823,469		6,384,576
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 1 [Member]
Assets:
Investment securities, Available-for-sale securities		5,565,509		6,114,760
Fair Value, Measurements, Recurring [Member] | Marketable Equity Securities [Member] | Level 2 [Member]
Assets:
Investment securities, Available-for-sale securities		¥ 257,960		¥ 269,816

[1]	For more information about fair value measurement and assumptions used to measure the fair value of derivatives, see Note 31 to the consolidated financial statements for the fiscal year ended March 31, 2015.
[2]	The fair value of derivative instruments is presented on a gross basis even when derivative instruments are subject to master netting agreements. Cash collateral payable and receivable associated with derivative instruments are not added to or netted against the fair value amounts.
[3]	This table does not include contracts with embedded derivatives for which the fair value option has been elected.
[4]	Other debt securities in the table above include ¥176,940 million of private placement debt conduit bonds.
[5]	Other debt securities in the table above include ¥182,303 million of private placement debt conduit bonds.
[6]	Includes securities measured under the fair value option.
[7]	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2015 were ¥1,740 million, nil and ¥1,883 million, respectively, and those at September 30, 2015 were ¥1,849 million, nil and ¥2,085 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2015 were nil, nil and ¥1,790 million, respectively, and those at September 30, 2015 were nil, nil and ¥111 million, respectively.
[8]	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
[9]	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.
[10]	Includes investments valued at net asset value of ¥27,266 million and ¥25,389 million at March 31, 2015 and September 30, 2015, respectively. The unfunded commitments related to these investments at March 31, 2015 and September 30, 2015 were ¥7,206 million and ¥12,490 million, respectively. These investments were mainly in private equity funds.